MINERAL PROPERTIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	$ 23,782,885	$ 3,643,720	$ 13,299,906
Acquisition cost	2,786,178	0	425,605
Deferred exploration costs:
Licenses, tax, and permits	353,898	292,397	649,588
Geological and consulting	3,108,315	4,165,489	1,560,699
Personnel, camp and general	1,775,319	1,973,078	1,702,892
Deferred exploration costs	5,237,531	6,430,965	3,913,179
(Impairment)/recovery		13,708,200	(13,994,970)
Mineral properties, ending	31,806,594	23,782,885	3,643,720
Pulacayo
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	15,182,226	0	12,809,550
Acquisition cost	0	0	0
Deferred exploration costs:
Licenses, tax, and permits	5,733	6,239	0
Geological and consulting	1,767,089	964,716	51,112
Personnel, camp and general	584,712	503,071	847,538
Deferred exploration costs	2,357,534	1,474,026	898,650
(Impairment)/recovery		13,708,200	(13,708,200)
Mineral properties, ending	17,539,760	15,182,226	0
Gibellini
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	8,600,658	3,643,720	490,356
Acquisition cost	2,253,566	0	425,605
Deferred exploration costs:
Licenses, tax, and permits	348,165	286,158	387,149
Geological and consulting	897,085	3,200,773	1,509,587
Personnel, camp and general	1,190,607	1,470,007	831,023
Deferred exploration costs	2,435,857	4,956,939	2,727,759
(Impairment)/recovery		0	0
Mineral properties, ending	13,290,081	8,600,658	3,643,720
Sunawayo
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	0	0	0
Acquisition cost	396,936	0	0
Deferred exploration costs:
Licenses, tax, and permits	0	0	0
Geological and consulting	116,152	0	0
Personnel, camp and general	0	0	0
Deferred exploration costs	116,152	0	0
(Impairment)/recovery		0	0
Mineral properties, ending	513,088	0	0
Triunfo
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	0	0	0
Acquisition cost	135,676	0	0
Deferred exploration costs:
Licenses, tax, and permits	0	0	0
Geological and consulting	327,989	0	0
Personnel, camp and general	0	0	0
Deferred exploration costs	327,989	0	0
(Impairment)/recovery		0	0
Mineral properties, ending	463,665	0	0
Chandgana Tal
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	0	0	0
Acquisition cost	0	0	0
Deferred exploration costs:
Licenses, tax, and permits	0	0	1,271
Geological and consulting	0	0	0
Personnel, camp and general	0	0	20,590
Deferred exploration costs	0	0	21,861
(Impairment)/recovery		0	(21,861)
Mineral properties, ending	0	0	0
Khavtgai Uul
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	0	0	0
Acquisition cost	0	0	0
Deferred exploration costs:
Licenses, tax, and permits	0	0	261,168
Geological and consulting	0	0	0
Personnel, camp and general	0	0	3,741
Deferred exploration costs	0	0	264,909
(Impairment)/recovery		0	(264,909)
Mineral properties, ending	$ 0	$ 0	$ 0